Feb. 28, 2024
Amplify Seymour Cannabis ETF
Amplify Seymour Cannabis ETF

Amplify Seymour Cannabis ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information
Dated February 28, 2024

November 26, 2024

This Supplement is being filed to correct the Effective Date. All other information is the same as the supplement filed on November 21, 2024.

1.           On November 12, 2024, the Board of Trustees of the Trust approved a change to the Fund’s 80% investment policy. On or around January 28, 2025, the Fund’s 80% investment policy will change as follows:

Current 80% Investment Policy	New 80% Investment Policy
Under normal market conditions, the Fund seeks to achieve its investment objective by investing in the securities of. companies engaged in cannabis and hemp-related activities selected by the Fund’s investment adviser, Amplify Investments LLC (“Amplify Investments” or the “Adviser”). Pursuant to this strategy, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of companies that derive 50% or more of their revenue from the cannabis and hemp ecosystem and in derivatives that have economic characteristics similar to such securities.	Under normal market conditions, the Fund seeks to achieve its investment objective by investing in the securities of U.S. companies engaged in cannabis and hemp-related activities selected by the Fund’s investment adviser, Amplify Investments LLC (“Amplify Investments” or the “Adviser”). Pursuant to this strategy, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of U.S. companies that derive 50% or more of their revenue from the cannabis and hemp ecosystem and in derivatives that have economic characteristics similar to such securities.

In connection with the foregoing changes, the second paragraph under the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

The Fund is an actively managed ETF that seeks to provide investment exposure to U.S. companies principally engaged in the emerging cannabis and hemp ecosystem across one of three classifications, which includes:

• Cannabis/Hemp Plant (Pharmaceuticals/Biotechnology, Cultivation & Retail, Hemp Products and Cannabis-Infused Products)

• Support (Agricultural Technology, Real Estate and Commercial Services)

• Ancillary (Consumption Devices/Mechanisms, Investing & Finance, Technology & Media and Other Ancillary.

2.           The Board of Trustees of the Trust also considered and voted to approve the following changes to the Fund:

(i) The investment sub-advisory agreement with Penserra Capital Management LLC (“Penserra”) will be terminated and Seymour Asset Management LLC (“Seymour”) will continue to serve as an investment sub-adviser.

(ii) Tidal Investments LLC (“Tidal”) will be added as an investment sub-adviser to the Fund pursuant to an investment sub-advisory agreement between Amplify Investments LLC and Tidal.

Tidal Investments LLC is a registered investment adviser with its offices at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204.

In connection with the appointment of Tidal as a sub-adviser, Michael Venuto and Charles A. Ragauss join Timothy J. Seymour as portfolio managers to the Fund.

Michael Venuto is a co-founder and the Chief Investment Officer of Tidal. Mr. Venuto is also currently a Managing Director of Toroso Growth Consultants. Mr. Venuto is an ETF industry veteran with over a decade of experience in the design and implementation of ETF-based investment strategies. Previously, he was Head of Investments at Global X Funds where he provided portfolio optimization services to institutional clients. Before that, he was Senior Vice President at Horizon Kinetics where his responsibilities included new business development, investment strategy and client and strategic initiatives.

Charles A. Ragauss, CFA, serves as Portfolio Manager at Tidal, having joined the firm in September 2020. Prior to joining Tidal, Mr. Ragauss served as Chief Operating Officer and Director of Portfolio Management at CSAT Investment Advisory, L.P., doing business as Exponential ETFs, from April 2016 to September 2020. Previously, Mr. Ragauss was Assistant Vice President at Huntington National Bank (“Huntington”), where he was Product Manager for the Huntington Funds and Huntington Strategy Shares ETFs, a combined fund complex of almost $4 billion in assets under management. At Huntington, he led ETF development bringing to market some of the first actively managed ETFs. Mr. Ragauss joined Huntington in 2010. Mr. Ragauss attended Grand Valley State University where he received his Bachelor of Business Administration in Finance and International Business, as well as a minor in French. He is a member of both the National and West Michigan CFA societies and holds the CFA designation

As of September 30, 2024, Michael Venuto and Charles A. Ragauss managed investment vehicles (other than the Fund) with the number of accounts and assets set forth in the table below:

Portfolio Manager	Registered Investment Companies Number of Accounts ($ Assets)	Other Pooled Investment Vehicles Number of Accounts ($ Assets)	Other Accounts Number of Accounts ($ Assets)

Michael Venuto	56 ($6.6 million)	0 ($0)	215 ($72 million)

Charles A. Ragauss	99 ($13.5 million)	0 ($0	0 ($0

The sub-adviser changes have an effective date of January 28, 2025. In accordance with the manager of managers exemptive order received from the Securities and Exchange Commission, additional details about the sub-adviser changes will be made available to shareholders within 90 days of the changes.

Please Retain This Supplement for Future Reference.